CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Summary of cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
US dollar	211,253	112,957
Singapore dollar	2,234	3,131
Chinese renminbi	2,484	762
Norwegian krone	12,589	12,069
Euro	2,791	1,257
Hongkong dollar	11	7
Bhutan Ngultrum	—	20
Total cash and cash equivalents by currency	231,362	130,203
Restricted cash	11,494	9,477
Total restricted cash	11,494	9,477

The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2021	2022
US dollar	368,115	211,253
Singapore dollar	2,829	2,234
Chinese renminbi	37	2,484
Norwegian krone	1,104	12,589
Euro	3	2,791
Hongkong dollar	—	11
Total cash and cash equivalents by currency	372,088	231,362
Restricted cash	10,310	11,494
Total restricted cash	10,310	11,494

Schedule of maximum aggregate draw amount from standby letters of credit
	At December 31, 2022	At June 30, 2023
Draw Amount (In thousands of USD)	11,477	9,477
Range of expiration dates	July 2023 to June 2025	August 2024

	At December 31,
	2021	2022
Draw Amount (In thousands of USD)	10,293	11,477
Range of expiration dates	July 2022 to June 2025	July 2023 to June 2025